LONG TERM INVESTMENTS (Details)	1 Months Ended	12 Months Ended
	Feb. 19, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2017 USD ($)	Aug. 25, 2014 CNY (¥)	Aug. 25, 2014 USD ($)
LONG TERM INVESTMENTS
Less: accumulated impairment		¥ (24,329,000)		¥ (19,956,000)					$ (3,739,000)
Long term Investments		30,148,000		34,159,000					4,634,000
Additional investment		39,398,000	$ 6,055,000
Other than temporary impairment of cost method investments		400,000	61,000	18,240,000		¥ 0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities		3,690,000	567,000	18,240,000	$ 0	¥ 0	$ 0
PRC Fund
LONG TERM INVESTMENTS
Long term cost investments		10,103,000		10,103,000					1,553,000
United States Fund
LONG TERM INVESTMENTS
Long term cost investments		20,045,000		19,683,000					3,081,000
Additional investment		361,000	$ 53,000	1,842,000
Investment in Flashapp Inc. ("Flashapp")
LONG TERM INVESTMENTS
Long term cost investments		12,240,000		12,240,000					1,881,000
Other than temporary impairment of cost method investments				12,240,000	1,763,000
Investment in Flashapp Inc. ("Flashapp") | Series A Preferred Shares
LONG TERM INVESTMENTS
Number of units or shares purchased of cost method investments | shares								13,971,428
Cost of investment of cost method investments								¥ 12,240,000
Redemption price as a percentage of original issuance price of cost method investments								120.00%
Investee A
LONG TERM INVESTMENTS
Long term cost investments		6,000,000		6,000,000					922,000
Long term available-for-sale investments, before accumulated impairment		1,716,000							611,000
Percentage of interest in cost method investments										6.25%	6.25%
Cost of investment of cost method investments										¥ 6,000,000	$ 967,000
Other than temporary impairment of cost method investments				6,000,000	$ 864,000
Investee B
LONG TERM INVESTMENTS
Long term cost investments		400,000		400,000					61,000
Long term available-for-sale investments, before accumulated impairment		3,973,000		1,716,000					264,000
Investee D
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		¥ 3,290,000,000		¥ 3,973,000					$ 506,000,000
Percentage of interest in cost method investments	2.00%
Cost of available-for-sale investment	¥ 3,068,000
Term of debt	2 years
Investee D | Maximum
LONG TERM INVESTMENTS
Conversion price as a percentage of Series A financing price	25.00%